Disclosure of Revenue (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total Current Deferred Revenues	$ 2,582	$ 4,815
Total Deferred Revenues Non Current	2,783	1,493
Total Deferred Revenues	5,365	6,308
Novo Amendment [Member]
IfrsStatementLineItems [Line Items]
Total Current Deferred Revenues	2,580	4,791
Total Deferred Revenues Non Current	1,328	23
Total Deferred Revenues	3,908	4,814
CH License Agreement [Member]
IfrsStatementLineItems [Line Items]
Total Current Deferred Revenues	2	24
Total Deferred Revenues Non Current	1,322	1,334
Total Deferred Revenues	1,324	1,358
NK License Agreement [Member]
IfrsStatementLineItems [Line Items]
Total Current Deferred Revenues
Total Deferred Revenues Non Current	133	136
Total Deferred Revenues	$ 133	$ 136